Total
Pacific Capital U.S. Government Money Market Fund
PACIFIC CAPITAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective
The Pacific Capital U.S. Government Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Capital U.S. Government Money Market Fund		Institutional Class	Investor Class
Management Fees		0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses	[2]	0.51%	0.76%
[1]	”Other Expenses” are estimated based on expenses for the current fiscal year.
[2]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has voluntarily agreed to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a minimum daily net yield for the Fund (the “Voluntary Waiver”). This is not reflected in the table above. Such Voluntary Waiver will continue until the Adviser notifies the Fund of a change in the amount of the Voluntary Waiver or its discontinuation. This Voluntary Waiver may be discontinued at any time at the discretion of the Adviser.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional and Investor class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pacific Capital U.S. Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	52	164	291	640
Investor Class	78	243	422	942

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing, under normal circumstances, substantially all of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.
The Fund operates as a “Government Money Market Fund” as defined in Rule 2a
-7
under the Investment Company Act of 1940, as amended (“1940 Act”). This means that the Fund invests at least 99.5% of its total assets in (1) cash, (2) U.S. government securities, (3) repurchase agreements that are collateralized fully by U.S. government securities or cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.
The Fund makes significant investments in securities issued by U.S. government
-sponsored
entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.
During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objectives during this time.
The Fund also seeks to invest in securities the income from which may be tax exempt from state and local taxes. This Prospectus does not discuss all of the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Principal Risks
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Bank of Hawaii, its affiliates, subsidiaries or any other bank. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•
Stable NAV Risk:
The risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.
•
Interest Rate Risk:
The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.
•
Prepayment (Or Call) Risk:
The risk that prepayment of the underlying collateral of some fixed
-income
securities may result in a decreased rate of return and a decline in value of those securities.
•
Debt Extension Risk:
The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.
•
Income Risk:
The risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short
-term
debt securities.
•
Management Risk:
The risk that a strategy used by the Fund’s Adviser may fail to produce the intended results.
•
Market Disruption Risk:
Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
U.S. Government Securities Risk:
The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.
•
Credit Risk:
The risk that the issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principle.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for 1 year and since inception period. Past performance does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on June
14, 2018 and subsequently ceased investment operations on April
14, 2021 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance information is presented for periods after March
31, 2021.
Updated performance information is available on the Fund’s website at
https://www.boh.com/personal/mutual
-funds
or by calling the Fund toll
-free
at (888) 678
-6034
.

Calendar Year -to-Date Total Return as of March 31, 2021: 0.00% During the periods shown in the chart:
Best Quarter	Worst Quarter
0.51%	0.00%
(June 30, 2019)	(December 31, 2020)

Average Annual Total Returns For the period ended December 31, 2020
Average Annual Total Returns		Label	1 Year	Since Inception	Inception Date
Pacific Capital U.S. Government Money Market Fund | Investor Class Shares	[1]	Investor Class Shares	0.25%	1.18%	Jun. 14, 2018
[1]	The Fund ceased investment operations on April 14, 2021.